REVENUE (Tables)	12 Months Ended
Dec. 31, 2025
Revenue [Abstract]
Schedule of Disaggregation of Revenue from Contracts with Customers

The table below provides a breakdown of revenue from contracts with customers for the year ended December 31:

	Telecommunications revenue			Digital revenue			Total revenue
	2025	2024	2023	2025	2024	2023	2025	2024	2023
Kyivstar	1,033	897	904	124	22	11	1,157	919	915
Total	1,033	897	904	124	22	11	1,157	919	915

Schedule of Assets and Liabilities Arising From Contracts With Customers

The following table provides a breakdown of contract balances and capitalized customer acquisition costs as of December 31:

	2025	2024
Customer acquisition costs	32	30
Connection costs	14	2
Start packages and scratch-cards	1	1
Fixed line connections	1	1
Other assets	1	2
Total assets arising from contracts with customers	49	36
	2025	2024*
Deferred revenue	35	30
Advances received from customers	37	36
Total liabilities arising from contracts with customers	72	66

*        Prior period comparatives have been reclassified to conform with the current period presentation